PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Total plan expense, net	$ 435	$ 478	$ 555
Cost of sales
Disclosure of defined benefit plans [line items]
Total plan expense, net	142	212	220
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total plan expense, net	30	34	23
Financing costs - net
Disclosure of defined benefit plans [line items]
Total plan expense, net	263	232	312
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total plan expense, net	204	263	245
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total plan expense, net	$ 231	$ 215	$ 310